BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BASIS OF PRESENTATION

NOTE 1 – BASIS OF PRESENTATION

OVERVIEW

The Singing Machine Company, Inc., a Delaware corporation (the “Company”, “SMC”, “The Singing Machine”) and its three wholly-owned subsidiaries SMC (Comercial Offshore De Macau) Limitada (“Macau Subsidiary”), SMC Logistics, Inc. (“SMC-L”) and SMC-Music, Inc.(“SMC-M”) are primarily engaged in the development, marketing, and sale of consumer karaoke audio systems, accessories, musical instruments and musical recordings. The products are sold by SMC to retailers and distributors for resale to consumers.

NOTE 1 - BASIS OF PRESENTATION

OVERVIEW

The Singing Machine Company, Inc., a Delaware corporation (the “Company,” “SMC”, “The Singing Machine”), and wholly-owned subsidiaries SMC (Comercial Offshore De Macau) Limitada (“Macau Subsidiary”), SMC Logistics, Inc. (“SMCL”) and SMC-Music, Inc. (“SMCM”), are primarily engaged in the development, marketing, and sale of consumer karaoke audio equipment, accessories and musical recordings. The products are sold directly to distributors and retail customers.

The Company is partially held by koncepts International Limited (“koncepts”) who is major shareholder of the Company, owning approximately 49% of our shares of common stock outstanding on a fully diluted basis as of March 31, 2021. The Company is also partly held by Treasure Green Holdings Ltd. (“Treasure Green) who owns approximately 2% of our common stock. In total approximately 51% of the Company’s shares of common stock on a fully diluted basis as of March 31, 2021 are owned by koncepts and Treasure Green. koncepts and Treasure Green are owned by Fairy King Prawn Holdings Limited (“Fairy King”), an investment holding company incorporated in the British Virgin Islands, principally owned by the Company’s Chairman, Philip Lau.

We do business with a number of entities that are principally owned by the Company’s Chairman, Philip Lau, including Starlight R&D Ltd (“SLRD”), Starlight Consumer Electronics USA, Inc., (“SCE”), Cosmo Communications Corporation of Canada, Inc. (“Cosmo”), Winglight Pacific, Ltd (“Winglight”) and Starlight Electronics Company Ltd (“SLE”), among others.